Deposits	12 Months Ended
Mar. 31, 2011
Deposits

15. Deposits

Deposits at March 31, 2010 and 2011 consist of the following:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Time deposits	¥788,525	¥921,352	$11,081
Other deposits	64,744	143,823	1,729

Total	¥853,269	¥1,065,175	$12,810

The balances of time deposits, including certificates of deposit, issued in amounts of ¥10 million ($120 thousand) or more were ¥462,743 million and ¥581,761 million ($6,997 million) at March 31, 2010 and 2011, respectively.

The maturity schedule of time deposits at March 31, 2011 is as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥524,177	$6,304
2013	145,313	1,748
2014	86,803	1,044
2015	95,198	1,145
2016	69,861	840

Total	¥921,352	$11,081